CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 425,636	$ 290,103	$ 203,518
Cost of revenues	69,391	45,287	34,970
Gross profit	356,245	244,816	168,548
Operating expenses:
Research and development	153,635	105,368	77,647
Selling and marketing	204,435	156,512	120,010
General and administrative	48,186	26,968	19,526
Total operating expenses	406,256	288,848	217,183
Operating loss	(50,011)	(44,032)	(48,635)
Financial income (expenses), net	(5,015)	247	77
Other income (expenses)	76	(4)	(11)
Loss before taxes on income	(54,950)	(43,789)	(48,569)
Taxes on income	1,323	3,107	2,765
Net loss	$ (56,273)	$ (46,896)	$ (51,334)
Basic and diluted net loss per ordinary share	$ (1.24)	$ (1.12)	$ (1.30)
Other comprehensive loss
Unrealized loss from marketable securities	$ (291)
Unrealized gains (loss) on cash flow hedge	394	(141)	2,702
Other comprehensive income (loss) for the period	103	(141)	2,702
Total comprehensive loss	$ (56,170)	$ (47,037)	$ (48,632)